Plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment, Net [Abstract]
Schedule of Plant and Equipment, Net
Plant and equipment consisted of the following as of December 31, 2016 and 2015:

	December 31,
	2016	2015

Machinery and equipment	$1	$1
Vehicles and office equipment	15	15
Total	16	16
Less: accumulated depreciation	(11)	(8)
Plant and equipment, net	$5	$8